Acquisition of Atlas Bank - Summary of Assets Acquired and Liabilities Assumed through Merger at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Atlas Bank [Member]	Jun. 30, 2014 Atlas Bank [Member]
Consideration Paid:
Shares of capital stock issued to mutual holding company	$ 15,500		$ 15,500	$ 15,500
Total consideration paid				15,500
Recognized amounts of identifiable assets acquired and liabilities assumed, at fair value:
Cash and cash equivalents				9,133
Debt securities				2,998
Net loans receivable				78,725
Mortgage-backed securities				23,896
Premises and equipment				2,196
Federal Home Loan Bank stock				1,037
Interest receivable				374
Deferred income tax assets, net	615	920		511
Core deposit intangible				398
Other assets				1,671
Fair value of assets acquired				120,939
Deposits				86,099
Federal Home Loan Bank advances				18,693
Other liabilities				421
Fair value of liabilities assumed				105,213
Total identifiable net assets				15,726
Gain on bargain purchase	(226)			(226)
Total				$ 15,500